FINANCE LEASES - Changes in finance lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finance Lease Obligations [Roll Forward]
Balance at January 1, 2022	$ 127,730
Additions	0
Repayments	(16,192)
Interest expense on obligations under finance lease	3,802
Balance as of June 30, 2022	115,340
Current portion	18,517	$ 21,755
Non-current portion	$ 96,823	$ 105,975